Segment Information	6 Months Ended
Jun. 30, 2020
Douyu [Member]
Segment Information
8.	Segment Information
The Group uses the management approach to determine operation segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. Before October 2018, the Group operated and managed its business in PRC China as a single segment. In October 2018, the Group acquired Nonolive and identified it as a new operating segment. In August 2019, the Group set up “DouYu Japan” which operates a live streaming platform in Japan with a third party. The Group has determined that Nonolive and DouYu Japan do not meet the quantitative thresholds for a reportable segment under ASC
280-10-50
in the six months ended June 30, 2020, therefore, does not result in a reportable segment.
100% and 92.37% of the Group’s revenue for the six months ended June 30, 2019 and 2020, respectively, were generated from the PRC. As of June 30, 2019 and 2020, 100% and 97.44% of long-lived assets of the Group were located in the PRC.
There were no customers from whom revenue accounted for 10% or more of total revenue for the six months ended June 30, 2019 and 2020, respectively.